First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments
March 31, 2024 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 73.1%
	Angola – 1.8%
1,444,000	Angolan Government International Bond (USD) (b)	9.13%	11/26/49	$1,225,739
	Argentina – 2.1%
2,949,672	Argentine Republic Government International Bond (USD) (c)	3.63%	07/09/35	1,230,269
543,200	Argentine Republic Government International Bond (USD) (c)	4.25%	01/09/38	253,019
				1,483,288
	Australia – 5.5%
7,000,000	Treasury Corp. of Victoria (AUD)	1.50%	11/20/30	3,835,263
	Bahrain – 1.3%
500,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	467,425
510,000	Bahrain Government International Bond (USD) (b)	6.25%	01/25/51	424,581
				892,006
	Brazil – 8.5%
5,079,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	1,010,898
24,870,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,866,713
				5,877,611
	Canada – 1.2%
1,251,000	CPPIB Capital, Inc. (CAD) (b)	1.95%	09/30/29	836,297
	Colombia – 2.0%
6,025,900,000	Colombian TES (COP)	9.25%	05/28/42	1,378,203
	Dominican Republic – 1.6%
359,000	Dominican Republic International Bond (USD) (d)	5.50%	02/22/29	349,400
25,050,000	Dominican Republic International Bond (DOP) (d)	11.25%	09/15/35	460,395
340,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	289,953
				1,099,748
	Ecuador – 2.4%
3,169,400	Ecuador Government International Bond (USD) (b) (c)	3.50%	07/31/35	1,676,439
	Egypt – 2.9%
1,223,000	Egypt Government International Bond (USD) (d)	8.50%	01/31/47	973,337
928,000	Egypt Government International Bond (USD) (b)	7.90%	02/21/48	706,013
18,000,000	Egypt Treasury Bills (EGP)	(e)	09/10/24	339,759
				2,019,109
	Georgia – 0.3%
200,000	Georgia Government International Bond (USD) (d)	2.75%	04/22/26	186,526
	Ghana – 0.5%
662,000	Ghana Government International Bond (USD) (d) (f)	7.63%	05/16/29	342,379
	Hungary – 2.5%
243,430,000	Hungary Government Bond (HUF)	2.50%	10/24/24	650,702
440,780,000	Hungary Government Bond (HUF)	3.00%	10/27/27	1,070,215
				1,720,917
	Indonesia – 0.3%
3,259,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	230,268
	Iraq – 1.1%
808,500	Iraq International Bond (USD) (b)	5.80%	01/15/28	762,953

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ivory Coast – 1.2%
919,000	Ivory Coast Government International Bond (EUR) (b)	6.63%	03/22/48	$810,627
	Kenya – 1.1%
873,000	Republic of Kenya Government International Bond (USD) (b)	8.25%	02/28/48	753,312
	Mexico – 8.7%
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,194,455
33,450,000	Mexican Bonos (MXN)	5.75%	03/05/26	1,862,456
58,574,400	Mexican Bonos (MXN)	7.75%	11/13/42	2,993,815
				6,050,726
	Morocco – 0.5%
400,000	Morocco Government International Bond (USD) (b)	2.38%	12/15/27	357,143
	New Zealand – 4.6%
3,708,000	New Zealand Government Bond (NZD)	0.50%	05/15/24	2,202,738
2,337,000	New Zealand Government Bond (NZD)	2.75%	05/15/51	953,152
				3,155,890
	Nigeria – 0.7%
634,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	494,133
	Oman – 2.4%
1,590,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	1,677,463
	Peru – 3.2%
8,575,000	Peruvian Government International Bond (PEN) (b)	6.90%	08/12/37	2,192,336
	Poland – 4.1%
14,913,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	2,863,432
	Qatar – 2.2%
1,733,000	Qatar Government International Bond (USD) (b)	4.40%	04/16/50	1,534,168
	Rwanda – 0.6%
532,000	Rwanda International Government Bond (USD) (d)	5.50%	08/09/31	433,100
	Saudi Arabia – 1.1%
745,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	730,835
	Senegal – 0.9%
858,000	Senegal Government International Bond (USD) (b)	6.75%	03/13/48	638,898
	Turkey – 3.0%
290,000	Istanbul Metropolitan Municipality (USD) (d)	10.50%	12/06/28	311,039
1,617,000	Turkey Government International Bond (USD)	9.38%	01/19/33	1,801,322
				2,112,361
	Ukraine – 0.3%
572,000	Ukraine Government International Bond (USD) (b) (f)	7.75%	09/01/29	189,383
	United Kingdom – 2.7%
1,458,500	United Kingdom Gilt (GBP) (b)	4.25%	06/07/32	1,899,609
	Uruguay – 1.1%
25,903,745	Uruguay Government International Bond (UYU)	4.38%	12/15/28	733,252
	Uzbekistan – 0.7%
300,000	National Bank of Uzbekistan (USD) (b)	4.85%	10/21/25	290,265

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Uzbekistan (Continued)
260,000	Republic of Uzbekistan International Bond (USD) (d)	3.70%	11/25/30	$217,546
				507,811
	Total Foreign Sovereign Bonds and Notes			50,701,225
	(Cost $51,805,475)
FOREIGN CORPORATE BONDS AND NOTES (a) (g) – 28.5%
	Barbados – 0.5%
337,000	Sagicor Financial Co., Ltd. (USD) (d)	5.30%	05/13/28	321,448
	Brazil – 3.4%
440,000	Banco do Brasil S.A. (USD) (b) (h)	6.25%	(i)	442,650
228,000	BRF S.A. (USD) (d)	5.75%	09/21/50	181,515
375,274	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	342,689
500,000	Itau Unibanco Holding S.A. (USD) (b) (h)	4.63%	(i)	470,366
291,000	Minerva Luxembourg S.A. (USD) (d)	8.88%	09/13/33	306,359
1,550,000	OAS Finance Ltd. (USD) (f) (h) (j) (k)	8.88%	(i)	11,625
460,000	OAS Investments GmbH (USD) (f) (j) (k)	8.25%	10/19/19	3,450
687,358	Samarco Mineracao S.A. (USD) (b) (l)	9.50%	06/30/31	620,786
				2,379,440
	Chile – 0.6%
468,000	Empresa Nacional del Petroleo (USD) (d)	3.45%	09/16/31	401,450
	China – 0.7%
468,000	Huarong Finance II Co., Ltd. (USD) (b)	5.50%	01/16/25	464,532
	Colombia – 1.3%
410,000	Ecopetrol S.A. (USD)	8.88%	01/13/33	433,926
600,000	Empresas Publicas de Medellin ESP (USD) (b)	4.38%	02/15/31	501,675
				935,601
	Dominican Republic – 0.7%
491,000	AES Espana BV (USD) (d)	5.70%	05/04/28	453,198
	Ecuador – 0.7%
460,946	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	488,956
	Georgia – 0.5%
345,000	Georgian Railway JSC (USD) (b)	4.00%	06/17/28	315,227
	India – 2.8%
160,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	1,922,694
	Israel – 1.7%
312,000	Bank Leumi Le-Israel BM (USD) (b) (d) (h)	7.13%	07/18/33	308,439
551,310	Energean Israel Finance Ltd. (USD) (b) (d)	8.50%	09/30/33	546,899
300,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD)	7.13%	01/31/25	301,911
				1,157,249
	Kazakhstan – 1.0%
806,000	KazMunayGas National Co. JSC (USD) (b)	5.75%	04/19/47	702,136
	Mexico – 3.5%
400,000	BBVA Bancomer S.A. (USD) (b) (h)	5.13%	01/18/33	372,037
237,000	Braskem Idesa S.A.P.I. (USD) (d)	6.99%	02/20/32	184,128
225,000	Cemex SAB de CV (USD) (d) (h)	9.13%	(i)	244,570

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (g) (Continued)
	Mexico (Continued)
22,160,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	$1,296,622
350,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	337,583
				2,434,940
	Nigeria – 2.3%
526,000	Access Bank PLC (USD) (d)	6.13%	09/21/26	488,549
464,000	BOI Finance BV (EUR) (d)	7.50%	02/16/27	474,696
270,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	258,176
400,000	SEPLAT Energy PLC (USD) (d)	7.75%	04/01/26	389,693
				1,611,114
	Oman – 0.4%
250,000	EDO Sukuk Ltd. (USD) (d)	5.88%	09/21/33	255,070
	Peru – 0.5%
522,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	351,128
	Russia – 0.0%
500,000	Sovcombank Via SovCom Capital DAC (USD) (f) (h) (j)	7.75%	(i)	14,841
	Singapore – 0.7%
520,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	504,481
	South Africa – 2.5%
530,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	527,673
43,650,000	Eskom Holdings SOC Ltd. (ZAR)	(e)	12/31/32	504,718
400,000	Liquid Telecommunications Financing PLC (USD) (d)	5.50%	09/04/26	236,480
300,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	287,707
200,000	Transnet SOC Ltd. (USD) (d)	8.25%	02/06/28	199,389
				1,755,967
	Tanzania – 0.6%
452,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	451,810
	Trinidad And Tobago – 1.0%
632,000	Heritage Petroleum Co., Ltd. (USD) (d)	9.00%	08/12/29	667,076
	Turkey – 0.9%
352,000	WE Soda Investments Holdings PLC (USD) (d)	9.50%	10/06/28	366,409
262,000	Yapi ve Kredi Bankasi AS (USD) (d) (h)	9.25%	01/17/34	269,891
				636,300
	Ukraine – 1.8%
467,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	347,681
567,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	476,030
453,000	NPC Ukrenergo (USD) (d) (f)	6.88%	11/09/28	173,431
460,000	Ukraine Railways Via Rail Capital Markets PLC (USD) (b) (f)	8.25%	07/09/26	276,355
				1,273,497
	Zambia – 0.4%
285,000	First Quantum Minerals Ltd. (USD) (d)	8.63%	06/01/31	277,399
	Total Foreign Corporate Bonds and Notes			19,775,554
	(Cost $23,417,286)

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 18.2%
$2,038,500	United States Treasury Bond	2.38%	05/15/51	$1,384,508
2,783,500	United States Treasury Note	2.75%	07/31/27	2,644,053
9,432,200	United States Treasury Note	2.38%	05/15/29	8,630,831
	Total U.S. Government Bonds and Notes			12,659,392
	(Cost $14,094,067)

Total Investments – 119.8%	83,136,171
(Cost $89,316,828)
Outstanding Loan – (23.9)%	(16,600,000)
Net Other Assets and Liabilities – 4.1%	2,876,729
Net Assets – 100.0%	$69,412,900

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2024	Sale Value as of 3/31/2024	Unrealized Appreciation/ (Depreciation)
04/17/24	DB	AUD	1,462,000	USD	959,840	$953,242	$959,840	$(6,598)
04/17/24	DB	CAD	587,000	USD	439,170	433,477	439,170	(5,693)
04/17/24	GS	GBP	54,000	USD	68,754	68,163	68,754	(591)
04/17/24	CIT	JPY	454,387,794	USD	3,173,975	3,010,505	3,173,975	(163,470)
04/17/24	CIT	ZAR	28,794,544	USD	1,507,941	1,517,957	1,507,941	10,016
04/17/24	CIT	USD	4,605,377	AUD	6,875,000	4,605,377	4,482,586	122,791
05/10/24	GS	USD	1,703,862	BRL	8,460,000	1,703,862	1,679,925	23,937
04/17/24	BAR	USD	889,017	GBP	698,347	889,017	881,512	7,505
04/17/24	DB	USD	1,162,376	NZD	1,865,000	1,162,376	1,114,273	48,103
04/17/24	DB	USD	1,801,297	ZAR	33,888,132	1,801,297	1,786,475	14,822
Net Unrealized Appreciation / (Depreciation)								$50,822

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)

(a)	All of these securities are available to serve as collateral for the outstanding loan.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at March 31, 2024.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by abrdn Inc., the
Fund’s sub-advisor (“abrdn” or the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2024, securities noted as such amounted to $15,967,690 or 23.0% of net assets.

(e)	Zero coupon bond.
(f)	This issuer is in default and interest is not being accrued by the Fund.
(g)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by abrdn.
(h)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(i)	Perpetual maturity.
(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Restricted Securities table.

(k)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(l)
This note is a Payment-in-kind (“PIK”) Toggle Note whereby the issuer may pay interest on the note (1) entirely in cash,
(2) entirely in PIK interest or (3) a combination of both. Interest paid will accrue on the notes at a rate of 9% per annum. For the fiscal year to date period (January 1, 2024 to March 31, 2024), the Fund received 19,963 shares in PIK interest.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
BAR	– Barclays Bank
BRL	– Brazilian Real
CAD	– Canadian Dollar
CIT	– Citibank, NA
COP	– Colombian Peso
DB	– Deutsche Bank
DOP	– Dominican Republic Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GS	– Goldman Sachs
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
NZD	– New Zealand Dollar
PEN	– Peruvian Nuevo Sol
PLN	– Polish Zloty
USD	– United States Dollar
UYU	– Uruguayan Peso
ZAR	– South African Rand

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)
Credit Quality†	% of Total Investments
AAA	20.0%
AA	6.5
AA-	2.3
A+	0.9
A	3.4
A-	0.5
BBB+	12.4
BBB	6.2
BBB-	3.9
BB+	3.1
BB	12.1
BB-	4.2
B+	6.0
B	4.4
B-	8.5
CCC+	0.3
CCC	2.4
CC	1.6
Not Rated	1.3
Total	100.0%

†
The credit quality and ratings information presented above
reflect the ratings assigned by one or more nationally
recognized statistical rating organizations (NRSROs),
including S&P Global Ratings, Moody’s Investors Service,
Inc., Fitch Ratings or a comparably rated NRSRO. For
situations in which a security is rated by more than one
NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated
BB+/Ba1 or lower. Investment grade ratings are those rated
BBB-/Baa3 or higher. The credit ratings shown relate to the
creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	76.2%
Banks	5.2
Integrated Oils	2.9
Utilities	2.6
Exploration & Production	1.9
Metals & Mining	1.5
Refining & Marketing	1.5
Food & Beverage	1.2
Railroad	0.9
Industrial Other	0.9
Oil & Gas Services & Equipment	0.7
Transportation & Logistics	0.6
Government Development Banks	0.6
Chemicals	0.6
Financial Services	0.5
Retail - Consumer Staples	0.4
Software & Services	0.4
Life Insurance	0.4
Pharmaceuticals	0.4
Construction Materials Manufacturing	0.3
Wireline Telecommunications Services	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments††
USD	60.8%
MXN	8.8
BRL	5.0
JPY	3.6
PLN	3.4
PEN	2.6
NZD	2.5
INR	2.3
HUF	2.1
COP	1.7
EUR	1.5
CAD	1.5
GBP	1.3
UYU	0.9
DOP	0.6
EGP	0.4
AUD	0.4
ZAR	0.3
IDR	0.3
Total	100.0%

††	The weightings include the impact of currency forwards.

First Trust/abrdn Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows:
ASSETS TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$50,701,225	$—	$50,701,225	$—
Foreign Corporate Bonds and Notes*	19,775,554	—	19,775,554	—
U.S. Government Bonds and Notes	12,659,392	—	12,659,392	—
Total Investments	83,136,171	—	83,136,171	—
Forward Foreign Currency Contracts	227,174	—	227,174	—
Total	$83,363,345	$—	$83,363,345	$—

LIABILITIES TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(176,352)	$—	$(176,352)	$—

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of March 31, 2024, the Fund held restricted securities as shown in the following table that abrdn has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	1,550,000	$0.75	$1,550,000	$11,625	0.02%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.00 **
Sovcombank Via SovCom Capital DAC, 7.75%	2/19/2020	500,000	2.97	511,643	14,841	0.02
				$2,521,643	$29,916	0.04%
** Amount is less than 0.01%